Consolidated Balance Sheets (USD $)	Jul. 14, 2014	Dec. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 42,827,092	$ 1,149,470	$ 2,450,026
Trade accounts receivable, net of allowance for doubtful accounts	835,350	582,655	394,834
Other accounts receivable	1,457,717	1,187,424	1,057,617
Inventory	1,174,099	913,381	655,904
Prepaid expenses and other	1,430,194	617,928	612,848
Total current assets	47,724,452	4,450,858	5,171,229
Property and equipment, net	90,935,424	78,629,369	48,214,939
Goodwill	24,225,829	23,334,129	23,334,129
Intangibles, net	10,516,073	11,207,013	12,807,427
Loan costs, net	0	1,034,891	955,941
Deposits	275,574	246,844	232,564
Other long-term assets	0	1,033,531	0
Total long-term assets	125,952,900	115,485,777	85,545,000
Total assets	173,677,352	119,936,635	90,716,229
Current liabilities:
Current maturities of long-term debt	0	1,925,000	1,250,000
Accounts payable	6,541,980	6,671,701	3,893,707
Accrued expenses and other	8,428,791	6,422,738	3,742,910
Unearned franchise start-up fees	60,000	40,000	40,000
Total current liabilities	15,030,771	15,059,439	8,926,617
Long-term liabilities:
Long-term debt	0	39,475,000	25,437,500
Deemed landlord financing	20,571,410	19,893,309	11,186,674
Deferred rent	11,723,111	8,155,795	4,768,512
Deferred income taxes	4,039,408	3,397,025	2,837,394
Residual value obligations, net	347,261	356,539	326,724
Other long-term liabilities	27,330	21,022	12,641
Total long-term liabilities	36,708,520	71,298,690	44,569,445
Total liabilities	51,739,291	86,358,129	53,496,062
Commitments and contingencies
Stockholders' equity:
Common stock, $0.01 par value	192,697	125,614	125,614
Additional paid-in capital	142,235,556	45,073,893	45,000,458
Accumulated deficit	(20,490,192)	(11,621,001)	(7,905,905)
Total stockholders' equity	121,938,061	33,578,506	37,220,167
Total liabilities and stockholders' equity	$ 173,677,352	$ 119,936,635	$ 90,716,229